Note 13 - Quantitative Information about Fair Value (Level 3) (Detail) - Valuation technique unobservable parameters (Level 3) [Member] € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)
Assets [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	€ 47		€ 28
Mortgage and other asset-backed securities	81		155
Total mortgage- and other asset-backed securities	128		183
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	5,074		4,625
Equity securities [Abstract]
Equity securities	660		727
Loans, at fair value [Abstract]
Loans, at Fair Value	8,184		7,888
Loan commitments (financial instruments)	0		0
Other financial instruments	2,016	[1]	1,432	[2]
Total non-derivative financial instruments held at fair value	16,062		14,854
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives	4,725		4,708
Credit derivatives	686		575
Equity derivatives	766		800
FX derivatives	1,816		1,749
Other derivatives	1,127		898
Total market values from derivative financial instruments	9,120		8,729
Liabilities [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	0		0
Mortgage and other asset-backed securities	0		0
Total mortgage- and other asset-backed securities	0		0
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	1,654		769
Equity securities [Abstract]
Equity securities	0		0
Loans, at fair value [Abstract]
Loans, at Fair Value	49		0
Loan commitments (financial instruments)	7		1
Other financial instruments	112	[3]	198	[4]
Total non-derivative financial instruments held at fair value	1,823		968
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives	4,724		4,025
Credit derivatives	827		585
Equity derivatives	1,749		1,916
FX derivatives	1,913		1,427
Other derivatives	388	[5]	(54)	[6]
Total market values from derivative financial instruments	€ 9,601		€ 7,899
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	0.00%		0.00%
Mortgage and other asset-backed securities, significant unobsevable input, percent	0.00%		0.00%
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent	0.00%		0.00%
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	0.00%		0.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	81		133
Mortgage and other asset-backed securities, significant unobservable input, absolute	85		109
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute	12		21
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute	34		51
Loan commitments, significant unobservable input, absolute	128		6
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute	2		0
Other derivatives, significant unobservable input, absolute	0		0
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	0.00%		10.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	40.00%		20.00%
Loan commitments, significant unobservable input, percent	40.00%		25.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	0.00%		1.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	0.00%		1.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	4.00%		2.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Weighted average cost capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	6.00%		8.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | IRR, in percent [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, percent	7.00%		7.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Repo Rate, in bps [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, absolute	(27)		0
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute	(80)		(77)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	1.00%		1.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Market Approach | Price, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	0.00%		42.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute	5		5
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Loan pricing model | Utilization, in percent [Member]
Loans, at fair value [Abstract]
Loan commitments, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	(1.00%)		(25.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	(70.00%)		(70.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	25.00%		4.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	11.00%		17.00%
Other derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Index Correlation [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute	88		68
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	0.00%		41.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	(33.00%)		(16.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	15.00%		16.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Quoted volatility [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	30.00%		31.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	114.00%		114.00%
Mortgage and other asset-backed securities, significant unobsevable input, percent	112.00%		106.00%
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent	212.00%		200.00%
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	139.00%		108.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	275.00%		373.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	1,235		1,270
Mortgage and other asset-backed securities, significant unobservable input, absolute	1,495		1,295
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute	571		544
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute	2,117		2,233
Loan commitments, significant unobservable input, absolute	906		2,444
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute	6,630		1,759
Other derivatives, significant unobservable input, absolute	0		0
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	85.00%		90.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	85.00%		85.00%
Loan commitments, significant unobservable input, percent	75.00%		100.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	40.00%		77.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	2.00%		2.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	20.00%		10.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	27.00%		25.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	24.00%		30.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Weighted average cost capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	20.00%		20.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | IRR, in percent [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, percent	16.00%		16.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Repo Rate, in bps [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, absolute	400		75
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute	817		787
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	5.00%		3.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Market Approach | Price, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	101.00%		100.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute	17		23
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Loan pricing model | Utilization, in percent [Member]
Loans, at fair value [Abstract]
Loan commitments, significant unobservable input, percent	100.00%		100.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	9.00%		8.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	31.00%		19.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	99.00%		97.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	100.00%		100.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	68.00%		85.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	80.00%		75.00%
Other derivatives, significant unobservable input, percent	131.00%		113.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Index Correlation [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute	91		96
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	0.00%		67.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	9.00%		5.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	5.00%		4.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	59.00%		42.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	86.00%		52.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	63.00%		63.00%
Assets: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	€ 3,383		€ 2,813
Corporate, sovereign and other debt securities (held for trading)	3,383		2,813
Equity securities [Abstract]
Equity securities	103		70
Loans, at fair value [Abstract]
Loans, at Fair Value	5,188		5,101
Assets: Non-Trading Financial Assets mandatory at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Corporate, sovereign and other debt securities (held for trading)	1,568
Equity securities [Abstract]
Equity securities	557		657
Loans, at fair value [Abstract]
Loans, at Fair Value	769		910
Assets: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations			0
Corporate, sovereign and other debt securities (held for trading)	0		1,652
Equity securities [Abstract]
Equity securities	0		0
Loans, at fair value [Abstract]
Loans, at Fair Value	48		0
Assets: Financial Assets at fair value through OCI [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations			160
Corporate, sovereign and other debt securities (held for trading)	123
Loans, at fair value [Abstract]
Loans, at Fair Value	2,179		1,877
Liabilities: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	33		2
Equity securities [Abstract]
Equity securities	0		0
Loans, at fair value [Abstract]
Loans, at Fair Value	49		0
Liabilities: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	1,621		768
Loans, at fair value [Abstract]
Loans, at Fair Value	€ 0		€ 0

[1]	Other financial assets include € 13 million of other trading assets and € 2.0 billion of other non-trading financial assets mandatory at fair value.
[2]	Other financial assets include € 16 million of other trading assets and € 1.4 billion other financial assets mandatory at fair value.
[3]	Other financial liabilities include € 112 million of securities sold under repurchase agreements designated at fair value.
[4]	Other financial liabilities include € 192 million of securities sold under repurchase agreements designated at fair value and € 6 million of other financial liabilities designated at fair value.
[5]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.
[6]	[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.